Bonds Payable	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Bonds Payable
22.	BONDS PAYABLE

	December 31
	2018	2019
	NT$	NT$	US$ (Note 4)

Unsecured domestic bonds
Repayable at maturity in January 2021 and interest due annually with annual interest rate at 1.30%	$7,000,000	$7,000,000	$234,035
Repayable at maturity in January 2023 and interest due annually with annual interest rate at 1.50%	2,000,000	2,000,000	66,867
Repayable at maturity in January 2022 and interest due annually with annual interest rate at 1.25%	3,700,000	3,700,000	123,704
Repayable at maturity in January 2024 and interest due annually with annual interest rate at 1.45%	4,300,000	4,300,000	143,765
Repayable at maturity in April 2024 and interest due annually with annual interest rate at 0.90%	—	6,500,000	217,319
Repayable at maturity in April 2026 and interest due annually with annual interest rate at 1.03%	—	3,500,000	117,018
Unsecured international bonds
US$200,000 thousand (linked to New Taiwan dollar), repayable at maturity in October 2022 and interest due quarterly with annual interest rate at 2.15%	—	6,204,800	207,449
US$100,000 thousand (linked to New Taiwan dollar), repayable at maturity in October 2024 and interest due quarterly with annual interest rate at 2.50%	—	3,102,400	103,725
Secured domestic bonds
Repayable at maturity in December 2020 and interest due annually with nil annual interest rate	—	250,000	8,358
	17,000,000	36,557,200	1,222,240
Less: discounts on bonds payable	14,064	35,045	1,172
	16,985,936	36,522,155	1,221,068
Less: current portion of bonds payable	—	250,000	8,358

	$16,985,936	$36,272,155	$1,212,710
(Concluded)

a.
In August 2017, AMPI offered its third private-placement unsecured domestic convertible bonds in NT$100,000 thousand with a coupon rate of 3.5% and a maturity of 3 years. The conversion price was NT$3 per share at offering date and all the bonds were subscribed by ASE. Such convertible bonds were deemed as a hybrid financial instrument under IFRS 9 and, therefore, ASE classified them as financial assets designated at FVTPL. As disclosed in Notes 14 and 30, the Group obtained control over AMPI starting from April 30, 2019 and the aforementioned contractual obligations assumed by AMPI and the contractual rights entitled to ASE were extinguished. The assets and liabilities related to the convertible bonds were eliminated upon the Group’s preparation of the consolidated financial statements.

b.
In December 2017, AMPI offered the fifth secured domestic convertible bonds in NT$250,000 thousand with nil coupon rate and a maturity of 3 years. Each holder of the bonds has the right to convert the bonds into ordinary shares of AMPI at the conversion price at any time from the 3 months after the offering date to the maturity date. The initial conversion price was NT$4.8 per share at offering date and the conversion price will be subject to adjustment in the event of the conversion provisions due to anti-dilution clause. As of December 31, 2019, the conversion prices was NT$4.8 (US$0.2) per share. The bonds may be early redeemed at the option of AMPI, in whole or in part, at any time provided that (1) if the closing price of AMPI’s ordinary shares on the Taipei Exchange exceeds the conversion price by 30% or more for 30 consecutive business days in the period starting from 3 months after the offering to 40 days before the maturity or (2) the outstanding amount of the bonds falls below 10% of the originally offered in the period aforementioned.

c.
In October 2019, the Company offered the second unsecured international bonds in the aggregate amount of US$300,000 thousand with par value of US$1,000 thousand. These unsecured international bonds were divided into tranche A, in the amount of US$200,000 thousand with maturity of 3 years, and tranche B, in the amount of US$100,000 thousand with maturity of 5 years. The annual interest rates of tranche A and tranche B were 2.15% and 2.50%, respectively. All the proceeds from bonds offering were used to support ASE’s green investments by subscribing for ASE’s newly issued ordinary shares from its private placement.